                                    OppenheimerFunds, Inc.
                                  Two World Financial Center
                                225 Liberty Street, 11th Floor
                                    New York, NY 10281-1008

June 19, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Tremont Market Neutral Fund, LLC
                Registration No. 005-78996
                EDGAR Filing of Final Amendment to Schedule TO-I

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made of an amended Issuer Tender
Offer Statement on Schedule TO, subject to Rule 13e-4 of the Securities Exchange
Act of 1934, on behalf of  Oppenheimer  Tremont  Market  Neutral Fund,  LLC (the
"Fund") in  connection  with an offer by the Fund to purchase  $5,173,129.83  of interests  in the Fund on the terms and subject to the  conditions  set forth in the  Repurchase  Offer Notice and Cover Letter to Repurchase  Offer,  originally filed on January 30, 2006.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                         Sincerely,

                                         /s/ Lisa I. Bloomberg
                                         ------------------------------------------
                                         Lisa I. Bloomberg
                                         Vice President & Associate Counsel
                                         Phone: 212. 323.0560
                                         Fax: 212. 323.4071
                                         lbloomberg@oppenheimerfunds.com

Attachment

cc:    Mayer, Brown, Rowe & Maw, LLP
       Ernst & Young, LLP
       Nancy Vann, Esq.